Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	5,500,002
Proposed Maximum Offering Price per Unit	5.82
Maximum Aggregate Offering Price	$ 32,010,011.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,420.58
Offering Note	The ordinary shares, no par value (the “Ordinary Shares”) of IceCure Medical Ltd. (the “Company”) being registered hereunder are being registered for sale by the selling shareholder named in the prospectus to which this Registration Statement on Form F-3 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Ordinary Shares registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. The amount registered represents 5,500,002 Ordinary Shares which were sold by the Company to the selling shareholders pursuant to a Securities Purchase Agreement, dated as of June 17, 2026, by and between the Company and the selling shareholder (the “Agreement”), which consists of (i) 1,833,334 Ordinary Shares underlying the pre-funded warrants, (ii) 1,833,334 Ordinary Shares underlying the Series D warrants and (ii) 1,833,334 Ordinary Shares underlying the Series E Warrants which were sold by the Company to the selling shareholder pursuant to the Agreement. The proposed maximum offering price per share is estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act and is based on the average of the high and low sales prices of the Company’s Ordinary Shares as reported on the Nasdaq Capital Market on June 18, 2026. The Company will not receive any proceeds from the sale of Ordinary Shares by the selling shareholder.